Deferred Revenue - Schedule of Deferred Revenue Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Platform Operator, Crypto Asset [Line Items]
Beginning balance	$ 148,546
Cumulative catch-up adjustment	3,931	$ 3,930
Ending balance	198,379	148,546
Less: current portion	(4,354)	(1,163)	$ (1,606)
Non-current portion	194,025	147,383	$ 143,052
Marmato
Platform Operator, Crypto Asset [Line Items]
Beginning balance	64,546	60,658
Receipt of deposit from WPMI	40,016
Recognition of revenue on ounces delivered	(3,709)	(3,878)
Cumulative catch-up adjustment	(222)	(52)
Accretion (Note 8)	8,738	7,818
Ending balance	109,369	$ 64,546
Less: current portion	(4,354)
Non-current portion	$ 105,015